Note 11 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
11
- Related Party Transactions

Games Revenue Share
and Stock Repurchase Agreement

On
December 28, 2018,
the Company entered into a Games Revenue Share and Stock Repurchase Agreement (the “
Rapid-Launch Games
Agreement”) with TapGames, a Pakistani registered firm (“TapGames”), Khurram Samad, a major shareholder, (the “Stockholder”), Rizwan Yousuf and
Tap2Play,
LLC, a wholly-owned subsidiary of the Company, whereby the Company repurchased from the Stockholder
47,790
shares (the “Repurchased Shares”) of the Company’s common stock, for a per share purchase price of
$3.03,
or an aggregate purchase price of
$144,639
as further described below.

In consideration for the Repurchased Shares, the Company agreed to share all revenue, net of any and all third
-party platform fees, generated from the Company’s
Rapid-Launch Games
identified in the
Rapid-Launch Games
Agreement (the “Subject Games”) with TapGames, an entity in which the Stockholder has an equity interest. Pursuant to the terms of the
Rapid-Launch Games
Agreement and effective as of
January 1, 2019,
60%
of all such revenue relating to the Subject Games will be paid to TapGames with the Company retaining the remaining
40%.
The Company and its
Tap2Play
subsidiary will retain all intellectual property rights and title to the Subject Games but will not
be responsible for any updates or maintenance with respect to the Subject Games, including any advertising or marketing expenses. The Company has recorded an amount due to related parties in the amount of
$144,639
at
December 31, 2018
whereby the Repurchased Shares are paid from net revenue share proceeds. The Company’s remaining balance due on the share repurchase was
$0
and
$144,639
as of
September 30, 2019
and
December 31, 2018,
respectively.

Game Development

As of
September 30, 2019
and
December 31, 2018,
the Company had balances due (from) to related parties, related to software development services, of $(
1,024
) and
$43,293,
respectively.

RSU
Exchange

On
September 30, 2019,
certain officers and directors exchanged partially-vested, RSUs with an aggregate of
67,188
of underlying and unissued common shares for newly-awarded, unvested stock options representing the right to purchase
67,188
underlying common shares with an exercise price of
$9.60
per share and an aggregate payable amount of
$53,730
which is included in the line item due to related parties (See Note
14
).

Director Fees

As of
September 30, 2019
and
December 31, 2018,
the Company had balances due to related parties, related to quarterly director fees, of
$10,000
and
$15,000,
respectively.

Note
10
- Related Party Transactions

The Company utilizes the services of an affiliated entity of a major shareholder for the development of its Rapid-Launch Games. Amounts incurred by the Company for such development services, which were primarily attributed to capitalized software development costs, for the year ended
December 31, 2018
and
2017
were
$372,029
and
$433,578,
respectively. As of
December 31, 2018
and
2017,
the Company had balances due to related parties related primarily due to the software development services of
$43,293
and
$100,115,
respectively.

Stock repurchase agreement

On
December 28, 2018,
the Company entered into a Games Revenue Share and Stock Repurchase Agreement (the “Agreement”) with TapGames, a Pakistani registered firm (“TapGames”), Khurram Samad (the “Stockholder”), Rizwan Yousuf and
Tap2Play,
LLC, a wholly-owned subsidiary of the Company, whereby the Company repurchased
47,790
shares (the “Repurchased Shares”) of the Company’s common stock, for a per share purchase price of
$3.03,
or an aggregate purchase price of
$144,639
from the Stockholder.

In consideration for the Repurchased Shares, the Company agreed to share all revenue net of any and all third
-party platform fees generated from the Company’s Rapid Launch Games identified in the Agreement (the “Subject Games”) with TapGames, an entity in which the Stockholder has an equity interest. Pursuant to the terms of the Agreement and effective as of
January 1, 2019,
60%
of all such revenue will be paid to TapGames with the Company retaining the remaining
40%.
The Company and its
Tap2Play
subsidiary will retain all intellectual property rights and title to the Subject Games but will not
be responsible for any updates or maintenance with respect to the Subject Games, including any advertising or marketing expenses. The Company has recorded an amount due to related parties in the amount of
$144,639
at
December 31, 2018
whereby the Repurchased Shares are paid from net revenue share proceeds.